Deferred Income Taxes	12 Months Ended
Dec. 31, 2020
Deferred tax expense (income) [abstract]
Deferred Income Taxes
(a)	A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2020	2019

Net loss for the year	$(1,708)	$(1,043)
Canadian statutory tax rate	27.00%	27.0%

Income tax benefit computed at statutory rates	(461)	(282)
Differences between Canadian and foreign tax rates	-	(6)
Temporary differences	539	254
Items not taxable/deductible for income tax purposes	46	31
Tax losses and tax offsets not recognized	96	4
Under (over) provided in prior years	(220)	(4)

Income tax recovery	$-	$(3)

Effective January 1, 2018, the Canadian federal corporate tax rate is 15% and the British Columbia provincial tax rate is 12% for a total Canadian statutory tax rate of 27%.

(b)	The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2020 and 2019 are presented below:

	December 31,
	2020	2019

Deferred tax assets:
Non-capital losses carried forward	$1,003	$889

Deferred tax liabilities:
Book value of marketable securities	(205)	-
Book value over tax value of mineral properties	(798)	(889)

Net deferred tax assets	$-	$-

(c)	The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets have been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31,
	2020	2019

Non-capital losses	$9,118	$7,571
Marketable securities	-	145
Share issue costs	255	114
Unrealized foreign exchange	203	234
Tax value over book value of mineral properties	7,736	6,807
Tax value over book value of equipment	1,351	1,287
Unrecognized deductible temporary differences	$18,663	$16,158

As at December 31, 2020, the Company’s unrecognized unused non-capital losses have the following expiry dates:

2026	$57
2027	241
2028	-
2029	-
2030	488
2031	833
2032	893
2033	292
2034	872
2035	1,086
2036	-
2037	4,353
2038	854
2039	839
2040	1,096
No date of expiry	1,162

$13,066